Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On December 31, 2024, the Company received a Notice from the Nasdaq stating that the Company no longer complied with the Rule for continued listing on Nasdaq. Under the Rule, the Company is required to complete its initial business combination within 36 months of the effectiveness of the Company’s initial public offering registration statement, or by December 27, 2024, which the Company failed to do.

On February 5, 2025, the Company entered into an Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, by and among the Company, Merger Sub, and EM, which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

CMR Merger Agreement

On February 10, 2025, as part of the series of transactions contemplated by the Business Combination, the Company entered into an Agreement and Plan of Merger (the “CMR Merger Agreement”), by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation (“CMR”), and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company.

Pursuant to the CMR Merger Agreement, the sole shareholder of CMR shall receive (A) 22,500,000 shares of New EM common stock, (B) cash in an amount of $125,000,000 and (C) cash in an amount up to $50,000,000 to be used to repay CMR’s indebtedness.

The CMR Merger Agreement contains customary representations and warranties by the parties. Certain of the representations are subject to specified exceptions and qualifications contained in the CMR Merger Agreement or in information provided pursuant to certain disclosure schedules to the CMR Merger Agreement.

The closing of the CMR Merger Agreement is subject to the closing of the other transactions that are part of the Business Combination and other customary closing conditions. The consummation of the other transactions that are part of the Business Combination are conditioned on the consummation of the transactions contemplated by the CMR Merger Agreement.

Ancillary Agreement Amendments

Company Equityholder Support and Lock-up Agreement

On February 10, 2025, the Company Equityholder executed and delivered to the Company an Amendment to Company Equityholder Support and Lock-up Agreement, pursuant to which the term of the lock-up period contemplated thereby was extended to the third anniversary of the Closing.

Sponsor Support and Lock-Up Agreement

On February 10, 2025, the Sponsor executed and delivered to EM an Amendment to Sponsor Support and Lock-up Agreement, pursuant to which the term of the lock-up period contemplated thereby was extended to the third anniversary of the Closing.